Shareholders Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Shareholders Equity
14.	Shareholders Equity

The changes in outstanding shares for the six months ended June 30, 2013 were as follows:

Tronox Limited Class A Shares outstanding:
Balance at December 31, 2012	62,103,989
Shares issued for share-based compensation	66,524
Shares issued for warrants exercised	81,015
Shares issued for options exercised	50,000

Balance at June 30, 2013	62,301,528

Tronox Limited Class B Shares outstanding:
Balance at December 31, 2012	51,154,280

Balance at June 30, 2013	51,154,280

Dividends Declared

On May 7, 2013, the Board declared a quarterly dividend of $0.25 per share which was paid on May 28, 2013 to holders of Class A Shares and Class B Shares at close of business on May 20, 2013. On February 19, 2013, the Board declared a quarterly dividend of $0.25 per share which was paid on March 20, 2013 to holders of our Class A Shares and Class B Shares at close of business on March 6, 2013. During the six months ended June 30, 2013, the Company paid dividends of $57 million.

Warrants

Prior to the Transaction, Tronox Incorporated had issued Series A warrants and Series B warrants (collectively, the “Tronox Incorporated Warrants”). In connection with the Transaction, and pursuant to the terms of the Tronox Incorporated Warrant Agreement, Tronox Limited entered into an amended and restated warrant agreement, dated as of the Transaction Date, whereby the holders of the Tronox Limited Warrants are entitled to purchase one Class A Share and receive $12.50 in cash at the initial exercise prices of $62.13 for each Series A Warrant (the “Series A Warrants”) and $68.56 for each Series B Warrant (the “Series B Warrants”, collectively with the Series A Warrants, the “Warrants”). On the Transaction Date, there were 841,302 Warrants outstanding. The Warrants have a seven-year term from the date initially issued and will expire on February 14, 2018. A holder may exercise the Warrants by paying the applicable exercise price in cash or on a cashless basis. The Warrants are freely transferable by the holder thereof.

In connection with the stock split, holders of the Warrants are entitled to purchase five Class A Shares and receive $12.50 in cash. At June 30, 2013, the exercise price, adjusted for dividends paid, was $60.39 for each Series A Warrant and $66.65 for each Series B Warrants. At June 30, 2013, there were 357,570 Series A Warrants and 465,465 Series B Warrants outstanding.

Stock Split Declared

On June 26, 2012, the Board approved a 5-to-1 stock split for holders of its Class A Shares and Class B Shares at the close of business on July 20, 2012, by issuance of four additional shares for each share of the same class. As a result of the stock split, the Company recorded an increase to “Tronox Limited Class A ordinary shares” of $1 million and an increase to “Tronox Limited Class B ordinary shares” of less than $1 million, with corresponding decreases to “Retained earnings” on the unaudited Condensed Consolidated Balance Sheets.

Share Repurchases

On June 26, 2012, the Board authorized the repurchase of Class A Shares in open market transactions. During the second quarter of 2012, the Company repurchased 17,000 Class A Shares at an average price of $120.75 per share, on a pre-split basis, for a total cost of $2 million. During 2012, the Company repurchased 12,626,400 Class A Shares, affected for the 5-for-1 share split, at an average price of $25.84 per share, inclusive of commissions, for a total cost of $326 million, respectively. Repurchased shares were subsequently cancelled in accordance with Australian law. On September 27, 2012, the Company announced the successful completion of its share repurchase program.

15. Shareholders’ Equity

Share split Declared

On June 26, 2012, the Board approved a 5-to-1 share split for holders of its Class A Shares and Class B Shares at the close of business on July 20, 2012, by issuance of four additional shares for each share of the same class. As a result of the share split, the Company recorded an increase to Class A and Class B Shares of $1 million with corresponding decreases to “Retained earnings” on the Consolidated Balance Sheets.

Outstanding Shares

The changes in outstanding and treasury shares for the year ended December 31, 2012 were as follows:

Tronox Limited Class A Shares outstanding:
Balance at December 31, 2011	—
Shares issued in connection with the Transaction(1)	76,644,650
Shares issued for share-based compensation	24,620
Shares issued for warrants exercised	9,353
Shares purchased by the T-Bucks Trust(2)	(548,234)
Class A Shares purchased by Exxaro, and converted to Class B Shares	(1,400,000)
Shares repurchased/cancelled(3)	(12,626,400)

Balance at December 31, 2012	62,103,989

Tronox Limited Class B Shares outstanding:
Balance at December 31, 2011	—
Shares issued in connection with the Transaction	49,754,280
Class A Shares purchased by Exxaro, and converted to Class B Shares	1,400,000

Balance at December 31, 2012	51,154,280

Tronox Incorporated shares outstanding:
Balance at December 31, 2011	75,383,455
Shares issued for share-based compensation	570,785
Shares issued for warrants exercised	690,385
Shares issued for claims	25
Shares exchanged in connection with the Transaction(1)	(76,644,650)

Balance at December 31, 2012	—

Tronox Incorporated shares held as treasury:
Balance at December 31, 2011	472,565
Shares issued for share-based compensation	239,360
Shares cancelled in connection with the Transaction(1)	(711,925)

Balance at December 31, 2012	—

(1)	Shares issued in connection with the Transaction have been adjusted for the 5-for-1 share split. On the Transaction Date, the Company issued 15,328,930 Class A Shares and 9,950,856 Class B Shares.
(2)	During the third quarter of 2012, the Company created the T-Bucks Employee Participation Plan for the benefit of certain employees in South Africa. See Note 19 for additional information.
(3)

In accordance with Australian law, the Company is not permitted to hold shares of its own ordinary shares. As such, all Class A Shares that were repurchased by the Company have been cancelled. Additionally, all shares of Tronox Incorporated common stock that were held by Tronox Incorporated on the Transaction date were cancelled in connection with the Transaction. The number of Class A Shares repurchased has been adjusted for the 5-for-1 share split.

Warrants

As part of its emergence from bankruptcy, Tronox Incorporated issued to existing holders of its equity, warrants in two tranches, Series A warrants and Series B warrants (collectively, the “Tronox Incorporated Warrants”), to purchase up to an aggregate of 1,216,216 shares, or 7.5%, Tronox Incorporated’s shares. In connection with the Transaction, and pursuant to the terms of the Tronox Incorporated Warrant Agreement, Tronox Limited entered into an amended and restated warrant agreement, dated as of the Transaction Date, whereby the holders of the Tronox Limited Warrants are entitled to purchase one Class A Share and receive $12.50 in cash at the initial exercise prices of $62.13 for each Series A Warrant (the “Series A Warrants”) and $68.56 for each Series B Warrant (the “Series B Warrants,” collectively with the Series A Warrants, the “Warrants”). On the Transaction Date, there were 841,302 Warrants outstanding. The Warrants have a seven-year term from the date initially issued and will expire on February 14, 2018. A holder may exercise the Warrants by paying the applicable exercise price in cash or on a cashless basis. The Warrants are freely transferable by the holder thereof.

In connection with the share split, holders of the Warrants are entitled to purchase five Class A Shares and receive $12.50 in cash at the initial exercise prices of $62.13 for each Series A Warrant and $68.56 for each Series B Warrant. As of December 31, 2012 there were 364,817 Series A Warrants and 474,421 Series B Warrants outstanding.

Share Repurchases

On June 26, 2012, the Board authorized the repurchase of 10% of Tronox Limited voting securities in open market transactions. During 2012, the Company repurchased 12,626,400 Class A Shares, affected for the 5-for-1 share split, at an average price of $25.84 per share, inclusive of commissions, for a total cost of $326 million. Repurchased shares were subsequently cancelled in accordance with Australian law. On September 27, 2012, the Company announced the successful completion of its share repurchase program.

Exxaro Share Purchases

The Company’s constitution provides that, subject to certain exceptions, when Exxaro acquires a Class A Share, it automatically converts to a Class B Share. As such, Exxaro generally will not hold Class A Shares. During October 2012, Exxaro purchased 1,400,000 Class A Shares in market purchases, which converted to Class B Shares.

Dividends Declared

On November 8, 2012, the Board declared a quarterly dividend of $0.25 per share to holders of Class A Shares and Class B Shares, totaling approximately $29 million. On June 26, 2012, the Board declared a quarterly dividend of $0.25 per share to holders of Class A Shares and Class B Shares, totaling $32 million.

Tronox Incorporated Common Shares

On August 6, 2012, Tronox Limited and Tronox Incorporated filed post-effective amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-181842) declared effective by the SEC on July 11, 2012 (the “Form S-1”) to deregister the Tronox Incorporated Class A common shares and exchangeable shares which were not issued on the date of the Transaction.